SCHEDULE OF CONCENTRATIONS OF REVENUES (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
BlueCross BlueShield [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	22.00%	19.00%	25.10%
Priority Health [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	30.00%	35.00%	28.00%	25.50%
L T C Global [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	25.00%